SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.0507	1.1821	1.1405
Closing rates	1.0666	1.1326	1.2271
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	1.0038	1.0808	1.0704
Closing rates	0.9847	1.0331	1.0802
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	24.5633	25.6366	26.4337
Closing rates	24.1160	24.8580	26.2420